Income taxes (Details Narrative) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Income taxes
Operating Loss Carryforwards	$ 62,493,624	$ 62,493,624
Research And Experimental Development Expenditures, Cumulative Carry-forwards	15,951,739	15,951,739
Accrued interest and penalties	38,673	0
Unclaimed Investment Tax Credits	$ 2,933,013	$ 2,933,013